Income taxes - Loss Carryforwards - Narrative (Details) € in Thousands	Dec. 31, 2017 EUR (€)
Corporation tax
Carryforward
Gross loss carryforwards	€ 26
Trade tax losses
Carryforward
Gross loss carryforwards	26
Foreign loss carryforwards
Carryforward
Gross loss carryforwards	€ 14,352